Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statement of Income and Comprehensive Income [Abstract]
Net income (loss)	$ 1,233	$ 719	$ (532)
Other comprehensive income (loss):
Unrealized investment gains (losses), net of related offsets	2,074	1,619	3,157
Unrealized gains (losses) on derivative instruments	347	(107)	(21)
Foreign currency translation adjustments	(16)	(17)	45
Other comprehensive income (loss), before income tax	2,405	1,495	3,181
Income tax (expense) benefit related to items of other comprehensive income (loss)	(851)	(523)	(1,095)
Other comprehensive income (loss), net of income tax	1,554	972	2,086
Comprehensive income (loss) excluding cumulative effect of change in accounting principle	2,787	1,691	1,554
Cumulative effect of change in accounting principle, net of income tax	0	34	(39)
Comprehensive income (loss)	$ 2,787	$ 1,725	$ 1,515